Goodwill and Intangible Assets, Net (Goodwill) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Line Items]
Goodwill	$ 3,653	$ 3,653
Accumulated impairment losses	$ (3,653)	(2,098)
Net goodwill		$ 1,555
Printar [Member]
Goodwill [Line Items]
Impairment loss on goodwill	$ 1,555
SELA [Member]
Goodwill [Line Items]
Impairment loss on goodwill			$ 24